Segment Information - Allocation of Revenues and Expenses (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended	16 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Oct. 31, 2015
Consumer and Insurance
Segment Reporting Information [Line Items]
Hypothetical increase (decrease) in interest expense due to change in debt allocation percent		$ 208
Other Segments
Segment Reporting Information [Line Items]
Unsecured debt allocation percent	100.00%		100.00%
Other
Segment Reporting Information [Line Items]
Hypothetical increase (decrease) in interest expense due to change in debt allocation percent		$ (208)
Total Average Unsecured Debt Allocation | Consumer and Insurance
Segment Reporting Information [Line Items]
Unsecured debt allocation percent			83.00%